SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment information
Number of operating segments | segment	3	3
Net revenues	¥ 80,752,439	$ 12,671,820	¥ 70,480,978	¥ 46,014,906
Commission and compensation	(58,133,203)		(48,171,168)	(30,598,825)
Contribution	22,619,236		22,309,810	15,416,081
Existing home transaction services
Segment information
Net revenues	31,947,953		30,564,584	24,568,508
Commission and compensation	(20,123,501)		(18,065,451)	(15,014,264)
Contribution	11,824,452		12,499,133	9,554,244
New home transaction service
Segment information
Net revenues	46,472,378		37,937,886	20,273,860
Commission and compensation	(37,525,240)		(29,787,961)	(15,355,160)
Contribution	8,947,138		8,149,925	4,918,700
Emerging and other services
Segment information
Net revenues	2,332,108		1,978,508	1,172,538
Commission and compensation	(484,462)		(317,756)	(229,401)
Contribution	¥ 1,847,646		¥ 1,660,752	¥ 943,137